Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Lease Assets and Liabilities Obligations

The following table summarized the supplemental balance sheet information related to lease assets and lease liability obligations as of June 30, 2019 (in thousands, unaudited):

	Classification
Assets
Operating lease assets	Operating lease right-of-use assets	$497
Finance lease assets	Property and equipment, net of accum depreciation	9,550

Total lease assets		10,047

Liabilities
Current
Operating	Current portion of operating lease obligations	$276
Finance	Current portion of capital lease obligation	5,089
Noncurrent
Operating	Operating lease liabilities	226
Finance	Capital lease obligations,—related parties, net of current portion	485

Total lease liabilities		$6,076

Schedule of Lease Expenses

The following table summarizes the components of lease expenses for the three months ended June 30, 2019 (in thousands, unaudited):

		Three Months Ended June 30,		Six Months Ended June 30,
Lease Cost	Classification	2019	2018	2019	2018
Operating lease cost	Cost of sales and Selling, general and administrative expenses	$95	$—	$95	$—
Finance lease cost
Amortization of leased assets	Cost of operations	292	249	584	498
Interest on lease liabilities	Interest expense	166	179	340	366

Net lease cost		$553	$428	$1,019	$864

Schedule of Future Minimum Lease Payments for Operating and Finance Obligation

The following schedule presents the future minimum lease payments for our operating and finance obligations at June 30, 2019 (in thousands):

	Operating leases	Finance leases	Total
Remainder 2019	$158	$2,282	$2,440
2020	189	3,950	4,139
2021	138	—	138
2022	17	—	17

Total lease payments	502	6,232	6,734
Less: Interest	—	(658)	(658)

Present value of lease liabilities	$502	$5,574	$6,076

Schedule of Lease Costs and Terms for Operating and Finance Lease Obligations

Lease term and discount rates for our operating and finance lease obligations are as follows:

Lease Term and Discount Rate	June 30, 2019
Weighted-average remaining lease term (years)
Operating leases	1.5
Finance leases	1.0
Weighted-average discount rate
Operating leases	7.3%
Finance leases	9.9%

Schedule of Supplemental Cash Flow Information Related To Leases

The following table summarizes the supplemental cash flow information related to leases as of June 30, 2019:

Other information	June 30, 2019 (In thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$95
Operating cash flows from finance leases	1,672
Financing cash flows from finance leases	340
Noncash activities from right-of-use assets obtained in exchange for lease obligations:
Operating leases	$497